ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	June 30,	December 31,
	2024	2023
Trade payable	$172,207	$174,475
Salary payable	338,000	278,000
Accrued interest	73,593	60,669
Other current liabilities	548,035	376,317
	$1,131,835	$889,461

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	December 31,	December 31,
	2023	2022
Trade payable	$174,475	$48,149
Bank overdraft	-	28
Salary payable	278,000	158,000
Accrued interest	60,669	34,872
Other current liabilities	376,317	142,477
	$889,461	$383,526